Government Grants (Details) - Schedule of Government Grants - Grants [Member] - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Government Grants [Abstract]
At 1 January	$ 1,535,229	$ 209,843
Received during the year	(1,097,404)	(2,993,340)
Amount recognized in the statement of profit or loss	1,431,490	4,318,726
At June 30	1,869,315	1,535,229
Current assets	2,441,735	2,055,978
Non-current liabilities	(547,590)	(498,460)
Current liabilities	(24,830)	(22,289)
Total	$ 1,869,315	$ 1,535,229